Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 438	$ 410	$ 348
Operating Costs and Expenses	1,379	1,270	1,496
Non-operating Income and Expenses	31	32	37
Receivables	24	49		$ 1
Payables	918	684		$ 30
Acquisition of property, plant and equipment	312	390	320
Prepaid rents - current	205	204
Prepaid rents - noncurrent	1,346	1,551
Prepaid rents	1,551	1,755
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	344	344	292
Operating Costs and Expenses	1,304	1,197	1,405
Non-operating Income and Expenses	31	32	37
Receivables	11	43
Payables	914	680
Customers' deposits	6	6
Acquisition of property, plant and equipment	312	390	313
Joint ventures [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	0	1	7
Operating Costs and Expenses	0	2	17
Acquisition of property, plant and equipment	0	0	7
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	94	65	49
Operating Costs and Expenses	75	71	$ 74
Receivables	13	6
Payables	$ 4	$ 4